Operations and Reorganization - The Group (Details)	12 Months Ended
Dec. 31, 2019
Shanghai Hode Information Technology Co., Ltd. ("Shanghai Hode").
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC Y2013
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Principal Activities	Mobile game operation
Shanghai Kuanyu Digital Technology Co., Ltd. ("Shanghai Kuanyu").
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC Y2014
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Principal Activities	Video distribution
Sharejoy Network Technology Co., Ltd.
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC Y2014
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Principal Activities	Game promotion and marketing
Shanghai Hehehe Culture Communication Co., Ltd
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC Y2014
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Principal Activities	Comics distribution
Shanghai Anime Tamashi Cultural Media Co. Ltd.
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC Y2015
Percentage of Direct or Indirect Economic Ownership in Major VIEs and VIEs' subsidiaries	100.00%
Principal Activities	E-commerce
Bilibili HK Limited
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Hong Kong Y2014
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Principal Activities	Investment holding
Hode HK Limited
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Hong Kong Y2014
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Principal Activities	Investment holding
Bilibili Co., Ltd.
Company's major subsidiaries and VIEs
Place and Year of Incorporation	Japan Y2014
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Principal Activities	Business development
Hode Shanghai Limited. ("Hode Technology")
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC Y2014
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Principal Activities	Technology development
Shanghai Bilibili Technology Co., Ltd
Company's major subsidiaries and VIEs
Place and Year of Incorporation	PRC Y2016
Percentage of Direct or Indirect Economic Ownership in Major Subsidiaries	100.00%
Principal Activities	Technology development